Trade and other receivables, deposits and prepayments	12 Months Ended
Dec. 31, 2020
Trade and other receivables, deposits and prepayments
Trade and other receivables, deposits and prepayments

16          Trade and other receivables, deposits and prepayments

	2019	2020
	RMB’000	RMB’000
Trade receivables	9,705	14,324
Other receivables	6,657	53,566
Deposits	50,779	58,212
Prepayments	53,953	35,811
Advances to employees	2,187	2,976
	113,576	150,565
Less: Non-current portion
Prepayments and deposits	(42,298)	(51,850)
Current portion	71,278	98,715

The carrying amounts of trade and other receivables, deposits and prepayments are denominated in RMB and approximate their fair values.

Trade receivables are all aged within 30 days and are neither past due or impaired.

The maximum exposure to credit risk as at 31 December 2019 and 2020 is the carrying value of each class of receivable mentioned above. Other receivables balance included consideration receivable related to disposal of subsidiaries amounted to RMB41,000,000, see details in Note 31(e)..